Expense Example, No Redemption - PGIM JENNISON RISING DIVIDEND FUND	Sep. 29, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 669
Expense Example, No Redemption, 3 Years	1,113
Expense Example, No Redemption, 5 Years	1,582
Expense Example, No Redemption, 10 Years	2,874
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	940
Expense Example, No Redemption, 5 Years	1,700
Expense Example, No Redemption, 10 Years	3,699
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	865
Expense Example, No Redemption, 10 Years	1,969
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	10,502
Expense Example, No Redemption, 5 Years	10,502
Expense Example, No Redemption, 10 Years	$ 10,502